Derivative Financial Instruments and Hedging Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gain or loss from derivatives designated as fair value hedges	$ 128,000	$ 16,000	$ 0